Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit loss	$ (480,055)	$ (248,956)	$ (341,854)	$ (325,457)
Accounts receivable, net	29,734,943	25,761,683
Receivables from console game, gaming hardware, computer accessories and other multimedia products, and console game code [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	29,251,368	23,121,281
Receivables from game publishing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	750,274	2,604,231
Receivables from advertising service [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 213,356	$ 285,127